Significant accounting policies (Detail Textuals) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Common stock	Dec. 31, 2012 Common stock	Dec. 31, 2011 Common stock	Dec. 31, 2010 Common stock	Apr. 06, 2010 Common stock
Significant Accounting Policies [Line Items]
Inventory				$ 250,000
Method used for valuation of stock options	Black-Scholes pricing model	Black-Scholes pricing model
Number of shares outstanding for issue from the Trust							1,590,625	1,743,750